Exeter Automobile Receivables Trust 2022-1

Class A-1 0.33511% Asset Backed Notes
Class A-2 1.15% Asset Backed Notes
Class A-3 1.54% Asset Backed Notes
Class B 2.18% Asset Backed Notes
Class C 2.56% Asset Backed Notes
Class D 3.02% Asset Backed Notes
Class E 5.02% Asset Backed Notes

Servicer's Certificate

This Servicer's Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among Exeter Holdings Trust 2022-1, as Holding Trust, Exeter Automobile Receivables Trust 2022-1, as Issuer, Exeter Finance LLC, as Servicer, EFCAR, LLC, as Seller, and Citibank, N.A., as the Indenture Trustee and Backup Servicer, dated as of January 23, 2022. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	12/01/2022					Original
Collection Period Ending:	12/31/2022	Purchases	Units	Cutoff Date	Closing Date	Pool Balance
Prev. Distribution Date (or Closing Date):	12/15/2022	Initial Purchase	41,259	01/23/2022	02/23/2022	$871,804,507.17
Distribution Date:	01/17/2023
Days of Interest for Period:	33	Total	41,259	01/23/2022	02/23/2022	$871,804,507.17
Days in Collection Period:	31
Months Seasoned:	11

I.	RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$620,146,377.47

	Collection Period principal amounts

	{2}	Collections on Receivables	{2}	$20,569,398.25
	{3}	Less amounts allocable to interest and fees	{3}	-$8,925,617.81

	{4}	Total cash principal amounts		{4}	$11,643,780.44

	{5}	Receivables becoming Liquidated Receivables during period (including Cram Down Losses)	{5}	$9,712,379.23
	{6}	Receivables becoming Purchased Receivables during period	{6}	$36,747.78
	{7}	Other Receivables adjustments	{7}	$2,402.27

	{8}	Total non-cash principal amounts		{8}	$9,751,529.28

{9}	End of period Aggregate Principal Balance			{9}	$598,751,067.75

{10}	Pool factor ({9} / Original Pool Balance)			{10}	68.6795105%

II.	NOTE BALANCE CALCULATION:

			Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{11}	Original Note Balance	{11}	$98,000,000.00	$202,320,000.00	$110,290,000.00	$127,290,000.00	$117,690,000.00	$114,210,000.00	$80,200,000.00	$850,000,000.00

{12}	Beginning of period Notes Balance	{12}	$0.00	$16,977,601.44	$110,290,000.00	$127,290,000.00	$117,690,000.00	$114,210,000.00	$80,200,000.00	$566,657,601.44
{13}	First Allocation of Principal	{13}	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
{14}	Second Allocation of Principal	{14}	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
{15}	Third Allocation of Principal	{15}	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
{16}	Fourth Allocation of Principal	{16}	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
{17}	Fifth Allocation of Principal	{17}	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
{18}	Regular Allocation of Principal	{18}	$0.00	$16,977,601.44	$3,500,311.86	$0.00	$0.00	$0.00	$0.00	$20,477,913.31
{19}	Optional Purchase payment amount	{19}	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
{20}	End of period Note Balance	{20}	$0.00	$0.00	$106,789,688.14	$127,290,000.00	$117,690,000.00	$114,210,000.00	$80,200,000.00	$546,179,688.14
{21}	Note Pool Factor	{21}	0.0000000%	0.0000000%	96.8262654%	100.0000000%	100.0000000%	100.0000000%	100.0000000%	64.2564339%

III.	CALCULATION OF INTEREST DISTRIBUTABLE AMOUNTS:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{22}	Class A-1	$0.00	$0.00	0.33511%	33	Actual / 360	$0.00
{23}	Class A-2	$16,977,601.44	$0.00	1.15%	30	30/360	$16,270.20
{24}	Class A-3	$110,290,000.00	$0.00	1.54%	30	30/360	$141,538.83
{25}	Class B	$127,290,000.00	$0.00	2.18%	30	30/360	$231,243.50
{26}	Class C	$117,690,000.00	$0.00	2.56%	30	30/360	$251,072.00
{27}	Class D	$114,210,000.00	$0.00	3.02%	30	30/360	$287,428.50
{28}	Class E	$80,200,000.00	$0.00	5.02%	30	30/360	$335,503.33

IV.	RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
{29}	Collections during period (excluding Liquidation Proceeds and Fees)	{29}	$20,512,733.24
{30}	Liquidation Proceeds collected during period	{30}	$3,047,081.50
{31}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{31}	$37,192.86
{32}	Investment Earnings - Collection Account	{32}	$65,533.96
{33}	Investment Earnings - Transfer From Reserve Account	{33}	$28,953.94
{34}	Fees collected during period	{34}	$53,622.17
{35}	Other Amounts Received	{35}	$2,402.27
{36}	Reserve Account Withdrawal Amount	{36}	$0.00
{37}	Total Available Funds		{37}	$23,747,519.94

Distributions:
{38}	Base Servicing Fee	{38}	$1,550,365.94
{39}	Recovery fees reimbursed to Servicer as Supplemental Servicing Fees	{39}	$397,376.09
{40}	Fee collections (excluding extension fees) reimbursed to Servicer as Supplemental Servicing Fees	{40}	$53,622.17
{41}	Other amounts due to Servicer	{41}	$0.00
{42}	Transition Fees to the successor Servicer	{42}	$0.00
{43}	Indenture Trustee Fees	{43}	$416.67
{44}	Backup Servicing Fees	{44}	$3,500.00
{45}	Custodian Fees	{45}	$0.00
{46}	Asset Representations Reviewer Fees	{46}	$0.00
{47}	Lockbox Bank Fees	{47}	$1,061.06
{48}	Owner Trustee Fees	{48}	$208.33
{49}	Class A Noteholders' Monthly Interest Distributable Amount	{49}	$157,809.03
{50}	Class A Parity & Class A on Legal Final	{50}	$0.00
{51}	Class B Noteholders' Monthly Interest Distributable Amount	{51}	$231,243.50
{52}	Class A and B Parity & Class B on Legal Final	{52}	$0.00
{53}	Class C Noteholders' Monthly Interest Distributable Amount	{53}	$251,072.00
{54}	Class A, B and C Parity & Class C on Legal Final	{54}	$0.00
{55}	Class D Noteholders' Monthly Interest Distributable Amount	{55}	$287,428.50
{56}	Class A, B, C and D Parity & Class D on Legal Final	{56}	$0.00
{57}	Class E Noteholders' Monthly Interest Distributable Amount	{57}	$335,503.33
{58}	Class A, B, C, D and E Parity & Class E on Legal Final	{58}	$0.00
{59}	To the Reserve Account, the Reserve Account Deposit	{59}	$0.00
{60}	Principal Payment Amount	{60}	$20,477,913.31
{61}	Additional fees due to parties in excess of related limits	{61}	$0.00
{62}	To the Certificateholders, the aggregate amount remaining	{62}	$0.00
{63}	Total Distributions		{63}	$23,747,519.94

V.	CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{64}	Class A	$127,267,601.44	$598,751,067.75	$0.00	$21,583,160.64	$0.00
{65}	Class B	$254,557,601.44	$598,751,067.75	$0.00	$21,351,917.14	$0.00
{66}	Class C	$372,247,601.44	$598,751,067.75	$0.00	$21,100,845.14	$0.00
{67}	Class D	$486,457,601.44	$598,751,067.75	$0.00	$20,813,416.64	$0.00
{68}	Class E	$566,657,601.44	$598,751,067.75	$0.00	$20,477,913.31	$0.00
{69}	Total

VI.	RECONCILIATION OF RESERVE ACCOUNT:			Initial
{70}	Specified Reserve Balance (1.00% of the Pool Balance as of the Cutoff Date)		{70}	$8,718,045.07

{71}	Beginning of period Reserve Account balance		{71}	$8,718,045.07

{72}	Reserve Account Deposit from Collection Account	{72}	$0.00
{73}	Investment Earnings - Reserve Account	{73}	$28,953.94
{74}	Investment Earnings - transferred to Collection Account Available Funds	{74}	-$28,953.94
{75}	Reserve Account Withdrawal Amount	{75}	$0.00

{76}	End of period Reserve Account balance		{76}	$8,718,045.07

{77}	Reserve Account deficiency		{77}	$0.00
{78}	Reserve Account draw amount		{78}	$0.00

VII.	OVERCOLLATERALIZATION:

{79}	Target Overcollateralization Amount: (greater of)		{79}	$95,800,170.84

{80}	(i) 16.00% of the Pool Balance as of the end of the Collection Period	{80}	$95,800,170.84
	and
{81}	(ii) 1.50% of the Pool Balance as of the Cutoff Date	{81}	$13,077,067.61

{82}	End of period Pool Balance of the Receivables	{82}	$598,751,067.75
{83}	End of period Note Balance	{83}	$546,179,688.14
{84}	Overcollateralization amount		{84}	$52,571,379.61
{85}	Overcollateralization percentage		{85}	8.78%

VIII.	STATISTICAL DATA:

			Original	Previous	Current
{86}	Average Principal Balance of the Receivables	{86}	$21,130.04	$19,634.21	$19,517.28
{87}	Weighted average APR of the Receivables	{87}	19.23%	19.01%	18.98%
{88}	Weighted average original term of the Receivables	{88}	72.31	72.38	72.39
{89}	Weighted average remaining term of the Receivables	{89}	70.33	62.44	61.70
{90}	Number of Receivables	{90}	41,259	31,585	30,678

IX.	CUMULATIVE NET LOSS RATIO:

{91}	Receivables becoming Liquidated Receivables during period (including Cram Down Losses)	{91}	$9,712,379.23
{92}	Net Liquidation Proceeds collected during period	{92}	$2,649,705.41
{93}	Net losses during period		{93}	$7,062,673.82

{94}	Net losses since Cutoff Date (end of period)		{94}	$55,080,247.35
{95}	Cumulative net loss ratio		{95}	6.32%

X.	DELINQUENCY:

Receivables with scheduled payment delinquent			Units	Dollars	Percentage
{96}	31-60 days	{96}	3,214	$65,298,995.82	10.91%
{97}	61-90 days	{97}	1,625	$33,017,853.15	5.51%
{98}	91-120 days	{98}	859	$16,770,642.55	2.80%
{99}	over 120 days	{99}	280	$5,899,677.41	0.99%
{100}	Total	{100}	5,978	$120,987,168.93	20.21%

{101}	Aggregate Principal Balance of all Receivables that are more than 60 days delinquent			{101}	$55,688,173.11
{102}	Delinquency Rate as of the end of the Collection Period			{102}	9.30%
{103}	Delinquency Trigger			{103}	40.00%
{104}	Delinquency Trigger occurred			{104}	No

XI.	EXTENSIONS:

{105}	Principal Balance of Receivables extended during current period	{105}	$35,332,368.57
{106}	Beginning of Period Aggregate Principal Balance	{106}	$620,146,377.47
{107}	Extension Rate		{107}	5.70%

By:	/s/Jeff Briggs
Name:	Jeff Briggs
Title:	Senior Vice President
Date:	January 12, 2023